As filed with the U.S. Securities and Exchange Commission on March 27, 2017

Securities Act File No. 002-97596
Investment Company Act File No. 811-04297

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No. ___	/ /
Post-Effective Amendment No. 138	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 139	/X/

VANECK FUNDS
(Exact Name of Registrant as Specified in Charter)

666 Third Avenue New York, New York 10017
(Address of Principal Executive Offices) (Zip Code)
(212) 293-2000
Registrant's Telephone Number

Jonathan R. Simon, Esq. Senior Vice President and General Counsel Van Eck Associates Corporation 666 Third Avenue, 9th Floor New York, New York 10017
(Name and Address of Agent for Service)

Copy to: Alison M. Fuller, Esq. Stradley Ronon Stevens & Young LLP 1250 Connecticut Avenue, N.W. Suite 500 Washington, D.C 20036

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this registration statement.
It is proposed that this filing will become effective (check appropriate box):
/ /	immediately upon filing pursuant to paragraph (b)
/X/	on April 5, 2017 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
/X/	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 138, Amendment No. 139 to Registrant's Registration Statement on Form N-1A (the "Amendment") is being filed under Rule 485(b)(1)(iii) and incorporates by reference from Post-Effective Amendment No. 137, Amendment No. 138 ("PEA 137") (i) the Prospectuses for the VanEck NDR Managed Allocation Fund; (ii) the Statement of Additional Information for the VanEck NDR Managed Allocation Fund; and (iii) the Part C.  This Amendment is being filed for the purposes of delaying the effectiveness of PEA 137.

SIGNATURES

Pursuant to the requirements of the 1933 Act and the 1940 Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 27th day of March, 2017.

VANECK FUNDS

By: /s/Jonathan R. Simon
Name: Jonathan R. Simon
Title: Senior Vice President, Secretary and Chief Legal Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Jan F. van Eck* Jan F. van Eck	Chief Executive Officer and President	March 27, 2017
/s/ John J. Crimmins* John J. Crimmins	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	March 27, 2017
/s/ Jane DiRenzo Pigott* Jane DiRenzo Pigott	Trustee	March 27, 2017
/s/ Jon Lukomnik* Jon Lukomnik	Trustee	March 27, 2017
/s/ Wayne H. Shaner* Wayne H. Shaner	Trustee	March 27, 2017
/s/ R. Alastair Short* R. Alastair Short	Trustee	March 27, 2017
/s/ Richard D. Stamberger* Richard D. Stamberger	Trustee	March 27, 2017
/s/ Robert L. Stelzl* Robert L. Stelzl	Trustee	March 27, 2017

*BY:	/s/ Jonathan R. Simon
Jonathan R. Simon
Attorney-in-Fact
March 27, 2017